SHARE-BASED COMPENSATION - Employee Equity Incentive Plan Narrative (Details)	12 Months Ended
Dec. 31, 2016 employee shares
SHARE-BASED COMPENSATION
Vesting period	4 years
Percentage of options vesting after one year	25.00%
Vesting period for specific portion of awards	1 year
Period after the first year during which award vests quarterly	3 years
Period following the consummation of a change of control within which the grantee ceases to be an eligible participant	3 months
Maximum term of awards granted under the plan	10 years
Exchange ratio of options for RSUs	2
Non-Exectutive Directors
SHARE-BASED COMPENSATION
Number of employees exchanged options for RSUs | employee	7
Options | Non-Exectutive Directors
SHARE-BASED COMPENSATION
Number of awards exchanged (in shares)	196,000
RSUs | Non-Exectutive Directors
SHARE-BASED COMPENSATION
Number of awards exchanged (in shares)	98,000
Additional period available for vesting of replacement RSU	12 months
2016 Plan
SHARE-BASED COMPENSATION
Maximum percentage of issued share capital authorized for issuance of share based awards	15.00%